AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 77.0%
Communication Services - 18.3%
Alphabet, Inc., Class C*	860,000	$130,943,600
Bolloré SE (France)	50,100,000	334,727,008
Fox Corp., Class B	3,000,000	85,860,000
News Corp., Class A	3,300,000	86,394,000
News Corp., Class B	200,000	5,412,000
The Walt Disney Co.	300,000	36,708,000
Warner Bros Discovery, Inc.*	1,900,000	16,587,000

Total Communication Services		696,631,608
Consumer Discretionary - 3.3%
eBay, Inc.	950,000	50,141,000
Hyundai Home Shopping Network Corp. (South Korea)[1]	600,000	23,258,489
Hyundai Mobis Co., Ltd. (South Korea)	260,000	50,475,811

Total Consumer Discretionary		123,875,300
Consumer Staples - 13.3%
Associated British Foods PLC (United Kingdom)	1,300,000	41,016,131
The Coca-Cola Co.	470,000	28,754,600
Ingredion, Inc.	540,000	63,099,000
Kellanova	300,000	17,187,000
Kenvue, Inc.	1,000,000	21,460,000
KT&G Corp. (South Korea)	1,600,000	111,361,467
PepsiCo, Inc.	540,000	94,505,400
The Procter & Gamble Co.	540,000	87,615,000
Tyson Foods, Inc., Class A	700,000	41,111,000

Total Consumer Staples		506,109,598
Energy - 13.9%
Canadian Natural Resources, Ltd. (Canada)	4,100,000	312,912,000
ConocoPhillips	400,000	50,912,000
Devon Energy Corp.	720,000	36,129,600
Diamondback Energy, Inc.	326,000	64,603,420
EOG Resources, Inc.	371,000	47,428,640
Pioneer Natural Resources Co.	70,000	18,375,000

Total Energy		530,360,660
Financials - 6.1%
The Bank of New York Mellon Corp.	650,000	37,453,000
Berkshire Hathaway, Inc., Class B*	100,000	42,052,000
The Charles Schwab Corp.	1,325,000	95,850,500
State Street Corp.	750,000	57,990,000

Total Financials		233,345,500
Health Care - 1.3%
Johnson & Johnson	322,427	51,004,727
	Shares	Value
Industrials - 10.2%
Brenntag SE (Germany)	600,000	$50,568,626
L3Harris Technologies, Inc.	170,000	36,227,000
Lockheed Martin Corp.	95,000	43,212,650
Northrop Grumman Corp.	100,000	47,866,000
Samsung C&T Corp. (South Korea)	460,000	54,702,859
U-Haul Holding Co.*,2	59,000	3,984,860
U-Haul Holding Co., Non-Voting Shares	1,850,000	123,358,000
Yuasa Trading Co., Ltd. (Japan)	800,000	27,953,862

Total Industrials		387,873,857
Information Technology - 6.7%
Cognizant Technology Solutions Corp., Class A	1,150,000	84,283,500
Microsoft Corp.	360,000	151,459,200
Oracle Corp.	160,000	20,097,600

Total Information Technology		255,840,300
Materials - 3.9%
Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	15,045,350
Olin Corp.	995,000	58,506,000
Reliance, Inc.	230,000	76,861,400

Total Materials		150,412,750

Total Common Stocks (Cost $1,871,996,918)		2,935,454,300

	Principal Amount
Corporate Bonds and Notes - 0.5%
Industrial - 0.5%
GrafTech Finance, Inc.
4.625%, 12/15/28[2,3]	$17,800,000	11,446,659
GrafTech Global Enterprises, Inc.
9.875%, 12/15/28[2,3]	12,200,000	9,056,030

Total Industrial		20,502,689

Total Corporate Bonds and Notes (Cost $22,174,203)		20,502,689

	Shares
Preferred Stocks - 14.7%
Consumer Discretionary - 3.4%
Hyundai Motor Co., 11.590% (South Korea)	438,620	51,118,641
Hyundai Motor Co., 11.610% (South Korea)	661,380	77,707,483

Total Consumer Discretionary		128,826,124
Consumer Staples - 0.6%
Amorepacific Corp., 2.320% (South Korea)	250,000	6,778,088
LG Household & Health Care Co., Ltd., 2.070% (South Korea)	118,000	14,891,784

Total Consumer Staples		21,669,872

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 10.7%
Samsung Electronics Co., Ltd., 1.660% (South Korea)	8,200,000	$409,280,053

Total Preferred Stocks (Cost $319,184,914)		559,776,049

	Principal Amount
Short-Term Investments - 7.4%
Joint Repurchase Agreements - 0.4%[4]
Cantor Fitzgerald Securities, Inc., dated 03/28/24, due 04/01/24, 5.370% total to be received $3,730,717 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 12/24/26 - 02/20/74, totaling $3,803,062)	$3,728,492	3,728,492
Daiwa Capital Markets America, dated 03/28/24, due 04/01/24, 5.360% total to be received $3,768,397 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 7.000%, 05/31/24 - 04/01/54, totaling $3,841,477)	3,766,154	3,766,154
Mirae Asset Securities USA, Inc., dated 03/28/24, due 04/01/24, 5.380% total to be received $3,560,301 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.645%, 04/30/24 - 04/20/73, totaling $3,631,507)	3,558,174	3,558,174
RBC Dominion Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $246,361 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 04/04/24 - 03/01/54, totaling $251,139)	246,215	246,215
	Principal Amount	Value

State of Wisconsin Investment Board, dated 03/28/24, due 04/01/24, 5.400% total to be received $3,768,414 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 04/15/25 - 02/15/53, totaling $3,842,921)	$3,766,154	$3,766,154

Total Joint Repurchase Agreements		15,065,189
U.S. Government Obligations - 3.7%
U.S. Treasury Bills, 5.057%, 01/23/25[5]	36,000,000	34,578,706
U.S. Treasury Bills, 5.067%, 03/20/25[5]	37,000,000	35,268,208
U.S. Treasury Bills, 5.272%, 10/03/24[5]	35,000,000	34,095,479
U.S. Treasury Bills, 5.384%, 06/13/24[5]	36,000,000	35,619,268

Total U.S. Government Obligations		139,561,661
Repurchase Agreements - 1.6%
Fixed Income Clearing Corp., dated 03/28/24, due 04/01/24, 5.150% total to be received $61,947,427 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $63,150,317)	61,912,000	61,912,000

	Shares
Other Investment Companies - 1.7%
JPMorgan U.S. Government Money Market Fund, IM Shares, 5.25%[6]	64,557,820	64,557,820

Total Short-Term Investments (Cost $281,171,003)		281,096,670
Total Investments - 99.6% (Cost $2,494,527,038)		3,796,829,708
Other Assets, less Liabilities - 0.4%		16,105,306
Net Assets - 100.0%		$3,812,935,014

*	Non-income producing security.
[1]	Affiliated issuer. See summary of affiliated investments for details.
[2]	Some of these securities, amounting to $14,463,103 or 0.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $20,502,689 or 0.5% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Represents yield to maturity at March 31, 2024.
[6]	Yield shown represents the March 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following schedule shows the value of affiliated investments at March 31, 2024.
Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends	Value
Hyundai Home Shopping Network Corp.	600,000	—	—	—	$3,255,578	$1,298,049	$23,258,489

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$361,904,600	$334,727,008	—	$696,631,608
Energy	530,360,660	—	—	530,360,660
Consumer Staples	353,732,000	152,377,598	—	506,109,598
Industrials	254,648,510	133,225,347	—	387,873,857
Information Technology	255,840,300	—	—	255,840,300
Financials	233,345,500	—	—	233,345,500
Materials	135,367,400	15,045,350	—	150,412,750
Consumer Discretionary	50,141,000	73,734,300	—	123,875,300
Health Care	51,004,727	—	—	51,004,727
Corporate Bonds and Notes†	—	20,502,689	—	20,502,689
Preferred Stocks
Information Technology	—	409,280,053	—	409,280,053
Consumer Discretionary	—	128,826,124	—	128,826,124
Consumer Staples	6,778,088	14,891,784	—	21,669,872
Short-Term Investments
Joint Repurchase Agreements	—	15,065,189	—	15,065,189
Other Investment Companies	64,557,820	—	—	64,557,820
Repurchase Agreements	—	61,912,000	—	61,912,000
U.S. Government Obligations	—	139,561,661	—	139,561,661
Total Investments in Securities	$2,297,680,605	$1,499,149,103	—	$3,796,829,708

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2024, was as follows:
Country	% of Long-Term Investments
Canada	8.9
France	9.5
Germany	1.4
Japan	1.2
South Korea	22.8
Country	% of Long-Term Investments
United Kingdom	1.2
United States	55.0
100.0

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$14,463,103	$15,065,189	$159,069	$15,224,258
The following table summarizes the securities received as collateral for securities lending at March 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/24-02/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.